Segment Information - Schedule of Geographic and Major Customers Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total non-current assets	$ 486,370	$ 436,825
Operating revenue	366,009	364,125	$ 439,240
Taiwan
Disclosure of operating segments [line items]
Total non-current assets	481,613	432,273
Operating revenue	354,231	361,264	422,011
Others
Disclosure of operating segments [line items]
Operating revenue	$ 11,778	$ 2,861	$ 17,229